Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2025
Disposal of Subsidiaries [Abstract]
Disposal of subsidiaries

Note 19 – Disposal of subsidiaries

On March 1, 2023, the Company disposed of 100% of the equity interest of EBONEX PTE LTD. to a third party for a cash consideration of SGD 10,000. This disposal resulted in a gain of US$7,524 for the year ended December 31, 2023.

For the period from January 1, 2023 to March 1, 2023, EBONEX PTD LTD. did not generate any revenue or incur any net income. Net assets of EBONEX PTE LTD. was US$0. The disposal does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results.